INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES

NOTE H - INCOME TAXES

The components of income taxes were as follows:

	2011	2010	2009	2008	2007

Income tax benefit at combined statutory rate of 42.62%	33,124	42,464	91,338	28,668	29,195
Change in Valuation Allowance	(33,124)	(42,464)	(91,338)	(28,668)	(29,195)

The income tax benefit for the year ended December 31, 2011, 2010, 2009, 2008, and 2007, differed from the combined federal and provincial statutory rates due principally to the decrease in the deferred tax asset valuation allowance.

Due mainly to operating losses and the inability to recognize an income tax benefit there from, there is no provision for current federal or state income taxes for the years ended December 31, 2011, 2010, 2009, 2008 and 2007.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for federal and state income tax purposes.

At December 31, 2011, 2010, 2009, 2008 and 2007, the approximate deferred tax assets were as follows:

	2011	2010	2009	2008

Non-capital loss carryforwards	$2,547,578	$2,505,114	$2,399,875	$2,332,611
Capital assets		-	-	-
Total deferred tax assets	2,547,578	2,505,114	2,399,875	2,332,611
Less valuation allowance	(2,547,578)	(2,505,114)	(2,399,875)	(2,332,611)
Income Tax Benefit	$-	$-	$-	$-